UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-10371

LORD ABBETT EQUITY TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 10/31/2018

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND October 31, 2018

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.47%

Aerospace & Defense 0.75%

Harris Corp.	22,100	$3,286

Airlines 0.92%

Delta Air Lines, Inc.	73,200	4,006

Auto Components 0.74%

Gentex Corp.	153,500	3,231

Automobiles 0.72%

Ford Motor Co.	327,600	3,129

Banks 12.02%

Bank of America Corp.	434,400	11,946
Citizens Financial Group, Inc.	137,600	5,139
Comerica, Inc.	40,600	3,311
JPMorgan Chase & Co.	159,600	17,400
KeyCorp	186,200	3,381
TCF Financial Corp.	163,700	3,418
U.S. Bancorp	99,900	5,222
Wells Fargo & Co.	52,300	2,784
Total		52,601

Beverages 0.75%

Coca-Cola Co. (The)	68,400	3,275

Biotechnology 0.39%

Amgen, Inc.	8,800	1,696

Building Products 0.91%

Johnson Controls International plc	124,700	3,987

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND October 31, 2018

Investments	Shares	Fair Value (000)
Capital Markets 2.33%

Affiliated Managers Group, Inc.	25,700	$2,921
Ameriprise Financial, Inc.	16,900	2,150
CME Group, Inc.	7,800	1,429
E*TRADE Financial Corp.	74,800	3,697
Total		10,197

Chemicals 1.65%

Celanese Corp. Series A	33,900	3,286
DowDuPont, Inc.	24,300	1,310
PPG Industries, Inc.	24,900	2,617
Total		7,213

Commercial Services & Supplies 0.31%

Republic Services, Inc.	18,900	1,374

Communications Equipment 2.11%

Cisco Systems, Inc.	202,200	9,251

Construction Materials 0.52%

Eagle Materials, Inc.	30,900	2,282

Consumer Finance 1.83%

Ally Financial, Inc.	61,300	1,558
Discover Financial Services	64,700	4,508
Santander Consumer USA Holdings, Inc.	102,800	1,927
Total		7,993

Containers & Packaging 0.75%

Graphic Packaging Holding Co.	296,000	3,259

Diversified Financial Services 2.25%

Berkshire Hathaway, Inc. Class B*	30,700	6,302
Voya Financial, Inc.	81,400	3,562
Total		9,864

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND October 31, 2018

Investments	Shares	Fair Value (000)
Diversified Telecommunication Services 3.55%

AT&T, Inc.	259,100	$7,949
Verizon Communications, Inc.	132,800	7,582
Total		15,531

Electric: Utilities 3.45%

American Electric Power Co., Inc.	66,500	4,878
Edison International	29,700	2,061
Evergy, Inc.	25,837	1,447
Eversource Energy	19,700	1,246
PPL Corp.	179,200	5,448
Total		15,080

Electrical Equipment 1.38%

Eaton Corp. plc	42,800	3,067
Hubbell, Inc.	29,400	2,990
Total		6,057

Energy Equipment & Services 1.29%

Rowan Cos., plc Class A*	130,800	2,081
Schlumberger Ltd.	69,500	3,566
Total		5,647

Entertainment 0.30%

Walt Disney Co. (The)	11,500	1,320

Equity Real Estate Investment Trusts 4.63%

AvalonBay Communities, Inc.	26,600	4,665
Douglas Emmett, Inc.	47,600	1,723
Duke Realty Corp.	136,500	3,763
Federal Realty Investment Trust	30,200	3,746
Host Hotels & Resorts, Inc.	165,700	3,167
UDR, Inc.	43,500	1,705
Welltower, Inc.	22,400	1,480
Total		20,249

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND October 31, 2018

Investments	Shares	Fair Value (000)
Food & Staples Retailing 2.14%

Walgreens Boots Alliance, Inc.	70,700	$5,640
Walmart, Inc.	37,300	3,740
Total		9,380

Food Products 1.72%

J.M. Smucker Co. (The)	14,500	1,571
Kellogg Co.	18,300	1,198
Kraft Heinz Co. (The)	36,500	2,006
TreeHouse Foods, Inc.*	28,200	1,285
Tyson Foods, Inc. Class A	24,500	1,468
Total		7,528

Health Care Equipment & Supplies 2.57%

Abbott Laboratories	70,200	4,840
Baxter International, Inc.	20,100	1,256
Medtronic plc (Ireland)(a)	57,400	5,156
Total		11,252

Health Care Providers & Services 4.00%

Anthem, Inc.	8,700	2,397
Cardinal Health, Inc.	48,100	2,434
Centene Corp.*	9,900	1,290
Express Scripts Holding Co.*	62,500	6,061
HCA Healthcare, Inc.	26,700	3,565
Quest Diagnostics, Inc.	18,500	1,741
Total		17,488

Hotels, Restaurants & Leisure 1.60%

Aramark	62,900	2,259
Carnival Corp.	23,400	1,311
Norwegian Cruise Line Holdings Ltd.*	77,800	3,429
Total		6,999

Household Durables 0.82%

Lennar Corp. Class A	55,800	2,398
Whirlpool Corp.	10,900	1,197
Total		3,595

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND October 31, 2018

Investments	Shares	Fair Value (000)
Household Products 1.76%

Kimberly-Clark Corp.	12,200	$1,272
Procter & Gamble Co. (The)	72,300	6,412
Total		7,684

Information Technology Services 0.99%

Cognizant Technology Solutions Corp. Class A	39,800	2,747
Leidos Holdings, Inc.	24,400	1,581
Total		4,328

Insurance 4.65%

Arch Capital Group Ltd.*	140,300	3,980
Chubb Ltd. (Switzerland)(a)	40,700	5,084
Hartford Financial Services Group, Inc. (The)	83,300	3,784
Lincoln National Corp.	55,200	3,323
RenaissanceRe Holdings Ltd.	34,000	4,153
Total		20,324

Machinery 1.48%

Flowserve Corp.	43,600	2,001
Parker-Hannifin Corp.	18,400	2,790
Stanley Black & Decker, Inc.	14,600	1,701
Total		6,492

Media 2.78%

Charter Communications, Inc. Class A*	12,200	3,909
Comcast Corp. Class A	216,500	8,257
Total		12,166

Metals & Mining 0.93%

Nucor Corp.	68,600	4,056

Multi-Line Retail 1.17%

Target Corp.	61,200	5,118

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND October 31, 2018

Investments	Shares	Fair Value (000)
Multi-Utilities 2.40%

Dominion Energy, Inc.	52,000	$3,714
Public Service Enterprise Group, Inc.	73,800	3,943
Sempra Energy	25,800	2,841
Total		10,498

Oil, Gas & Consumable Fuels 8.50%

Anadarko Petroleum Corp.	52,900	2,814
Chevron Corp.	113,000	12,616
ConocoPhillips	90,400	6,319
Devon Energy Corp.	86,200	2,793
Exxon Mobil Corp.	78,300	6,239
Kinder Morgan, Inc.	107,200	1,825
Valero Energy Corp.	50,200	4,573
Total		37,179

Pharmaceuticals 7.87%

Jazz Pharmaceuticals plc (Ireland)*(a)	11,000	1,747
Johnson & Johnson	66,700	9,337
Merck & Co., Inc.	99,100	7,295
Mylan NV*	95,100	2,972
Pfizer, Inc.	303,800	13,082
Total		34,433

Road & Rail 1.03%

Union Pacific Corp.	30,700	4,489

Semiconductors & Semiconductor Equipment 3.79%

Broadcom, Inc.	20,500	4,582
Intel Corp.	188,700	8,846
QUALCOMM, Inc.	50,200	3,157
Total		16,585

Software 2.23%

FireEye, Inc.*	129,800	2,400
Microsoft Corp.	24,600	2,628
Oracle Corp.	96,400	4,708
Total		9,736

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND October 31, 2018

Investments	Shares	Fair Value (000)
Specialty Retail 0.42%

Sally Beauty Holdings, Inc.*	104,000	$1,852

Technology Hardware, Storage & Peripherals 0.99%

NetApp, Inc.	37,900	2,975
Xerox Corp.	48,900	1,363
Total		4,338

Tobacco 1.01%

Philip Morris International, Inc.	50,300	4,430

Trading Companies & Distributors 0.74%

Air Lease Corp.	85,300	3,250

Wireless Telecommunication Services 0.33%

T-Mobile US, Inc.*	21,000	1,439
Total Common Stocks (cost $429,351,277)		435,167

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.51%

Repurchase Agreement

Repurchase Agreement dated 10/31/2018, 1.25% due 11/1/2018 with Fixed Income Clearing Corp. collateralized by $2,275,000 of U.S. Treasury Note at 2.625% due 7/15/2021; value: $2,276,738; proceeds: $2,228,818 (cost $2,228,740)	$2,229	2,229
Total Investments in Securities 99.98% (cost $431,580,017)		437,396
Other Assets in Excess of Liabilities(b) 0.02%		97
Net Assets 100.00%		$437,493

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND October 31, 2018

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets in Excess of Liabilities include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at October 31, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
E-Mini S&P 500 Index	December 2018	14	Long	$2,013,094	$1,897,770	$(115,324)

The following is a summary of the inputs used as of October 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$435,167	$—	$—	$435,167
Short-Term Investments
Repurchase Agreement	—	2,229	—	2,229
Total	$435,167	$2,229	$—	$437,396
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(115)	—	—	(115)
Total	$(115)	$—	$—	$(115)

(1)	Refer to Note 2(e) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended October 31, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2018

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.52%

Aerospace & Defense 1.66%

Harris Corp.	30,100	$4,476
Huntington Ingalls Industries, Inc.	11,700	2,556
Textron, Inc.	76,400	4,098
Total		11,130

Airlines 1.43%

Alaska Air Group, Inc.	26,200	1,609
American Airlines Group, Inc.	123,600	4,336
United Continental Holdings, Inc.*	43,000	3,677
Total		9,622

Auto Components 0.83%

Gentex Corp.	264,000	5,557

Banks 7.05%

Citizens Financial Group, Inc.	207,700	7,758
Comerica, Inc.	99,900	8,148
First Horizon National Corp.	260,600	4,206
KeyCorp	510,300	9,267
M&T Bank Corp.	51,000	8,436
TCF Financial Corp.	270,000	5,638
Western Alliance Bancorp*	82,700	3,989
Total		47,442

Beverages 0.67%

Molson Coors Brewing Co. Class B	69,900	4,474

Capital Markets 2.18%

Affiliated Managers Group, Inc.	16,900	1,921
E*TRADE Financial Corp.	126,600	6,256
Invesco Ltd.	299,400	6,500
Total		14,677

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2018

Investments	Shares	Fair Value (000)
Chemicals 1.76%

Celanese Corp. Series A	69,500	$6,737
Eastman Chemical Co.	39,300	3,079
Huntsman Corp.	91,901	2,011
Total		11,827

Commercial Services & Supplies 1.13%

Republic Services, Inc.	105,000	7,631

Communications Equipment 0.76%

Juniper Networks, Inc.	174,000	5,093

Construction Materials 0.66%

Eagle Materials, Inc.	59,700	4,408

Consumer Finance 1.87%

Discover Financial Services	55,800	3,888
Santander Consumer USA Holdings, Inc.	104,700	1,963
Synchrony Financial	233,800	6,752
Total		12,603

Containers & Packaging 2.12%

Bemis Co., Inc.	47,300	2,165
Crown Holdings, Inc.*	96,900	4,098
Graphic Packaging Holding Co.	428,900	4,722
International Paper Co.	72,500	3,289
Total		14,274

Electric: Utilities 5.63%

Alliant Energy Corp.	125,100	5,377
Edison International	104,800	7,272
Evergy, Inc.	131,100	7,340
Eversource Energy	79,700	5,042
PPL Corp.	326,400	9,922
Xcel Energy, Inc.	58,700	2,877
Total		37,830

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2018

Investments	Shares	Fair Value (000)
Electrical Equipment 1.14%

AMETEK, Inc.	31,100	$2,086
Hubbell, Inc.	54,900	5,584
Total		7,670

Electronic Equipment, Instruments & Components 2.01%

Corning, Inc.	223,200	7,131
Jabil, Inc.	94,900	2,347
Keysight Technologies, Inc.*	70,700	4,036
Total		13,514

Energy Equipment & Services 1.89%

National Oilwell Varco, Inc.	130,100	4,788
Rowan Cos., plc Class A*	367,600	5,848
Superior Energy Services, Inc.*	261,300	2,046
Total		12,682

Entertainment 1.60%
Cinemark Holdings, Inc.	165,300	6,872
Viacom, Inc. Class B	121,800	3,895
Total		10,767

Equity Real Estate Investment Trusts 12.89%

American Homes 4 Rent Class A	141,200	2,975
AvalonBay Communities, Inc.	33,800	5,928
Boston Properties, Inc.	69,300	8,369
Digital Realty Trust, Inc.	31,700	3,273
Duke Realty Corp.	266,200	7,339
Essex Property Trust, Inc.	22,500	5,642
Federal Realty Investment Trust	59,900	7,431
Host Hotels & Resorts, Inc.	390,800	7,468
Mid-America Apartment Communities, Inc.	28,800	2,814
Regency Centers Corp.	65,200	4,131
SL Green Realty Corp.	79,900	7,292
Starwood Property Trust, Inc.	197,000	4,279
UDR, Inc.	218,100	8,547
Ventas, Inc.	139,000	8,068
Vornado Realty Trust	45,800	3,118
Total		86,674

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2018

Investments	Shares		Fair Value (000)
Food & Staples Retailing 0.66%

US Foods Holding Corp.*	153,200		$4,469

Food Products 3.22%

Bunge Ltd.	75,500		4,666
Conagra Brands, Inc.	—	(a)	—	(b)
Hormel Foods Corp.	89,900		3,923
J.M. Smucker Co. (The)	33,800		3,661
Kellogg Co.	34,400		2,253
Tyson Foods, Inc. Class A	119,300		7,148
Total			21,651

Health Care Equipment & Supplies 1.60%

Hill-Rom Holdings, Inc.	63,300		5,322
Zimmer Biomet Holdings, Inc.	47,800		5,430
Total			10,752

Health Care Providers & Services 3.07%

Cardinal Health, Inc.	50,400		2,550
Centene Corp.*	23,300		3,037
Laboratory Corp. of America Holdings*	25,600		4,110
Quest Diagnostics, Inc.	54,700		5,148
Universal Health Services, Inc. Class B	47,500		5,774
Total			20,619

Hotels, Restaurants & Leisure 2.42%

Aramark	180,600		6,487
MGM Resorts International	138,200		3,687
Norwegian Cruise Line Holdings Ltd.*	138,600		6,108
Total			16,282

Household Durables 1.63%

Leggett & Platt, Inc.	42,500		1,543
Lennar Corp. Class A	149,341		6,419
Newell Brands, Inc.	188,200		2,988
Total			10,950

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2018

Investments	Shares	Fair Value (000)
Household Products 0.41%

Clorox Co. (The)	18,700	$2,776

Independent Power and Renewable Electricity Producer 1.21%

AES Corp.	559,700	8,160

Industrial Conglomerates 0.97%

Roper Technologies, Inc.	23,100	6,535

Information Technology Services 3.58%

DXC Technology Co.	35,700	2,600
Fidelity National Information Services, Inc.	60,200	6,267
Leidos Holdings, Inc.	125,300	8,117
Worldpay, Inc. Class A*	77,500	7,117
Total		24,101

Insurance 6.39%

Arch Capital Group Ltd.*	260,200	7,382
Argo Group International Holdings Ltd.	40,600	2,501
Brown & Brown, Inc.	72,800	2,051
Fidelity National Financial, Inc.	117,000	3,914
Hartford Financial Services Group, Inc. (The)	163,500	7,426
Lincoln National Corp.	110,300	6,639
Old Republic International Corp.	157,100	3,464
RenaissanceRe Holdings Ltd.	53,100	6,487
Unum Group	86,200	3,126
Total		42,990

Life Sciences Tools & Services 0.82%

PerkinElmer, Inc.	63,900	5,526

Machinery 3.32%

Cummins, Inc.	21,100	2,884
Flowserve Corp.	126,400	5,802
PACCAR, Inc.	56,100	3,209
Pentair plc (United Kingdom)(c)	102,500	4,115
Stanley Black & Decker, Inc.	54,100	6,304
Total		22,314

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2018

Investments	Shares	Fair Value (000)
Media 1.51%

Discovery, Inc. Class A*	130,200	$4,217
Interpublic Group of Cos., Inc. (The)	255,200	5,911
Total		10,128

Metals & Mining 0.86%

Steel Dynamics, Inc.	146,200	5,790

Multi-Line Retail 1.67%

Dollar General Corp.	61,600	6,861
Kohl’s Corp.	57,300	4,339
Total		11,200

Multi-Utilities 3.78%

Ameren Corp.	62,200	4,017
Consolidated Edison, Inc.	28,100	2,136
Public Service Enterprise Group, Inc.	206,000	11,006
Sempra Energy	75,300	8,292
Total		25,451

Oil, Gas & Consumable Fuels 5.17%

Cimarex Energy Co.	63,500	5,046
Continental Resources, Inc.*	86,900	4,578
EQT Corp.	62,500	2,123
Marathon Oil Corp.	388,600	7,380
Marathon Petroleum Corp.	73,600	5,185
Noble Energy, Inc.	223,500	5,554
ONEOK, Inc.	74,400	4,881
Total		34,747

Paper & Forest Products 0.33%

Domtar Corp.	48,200	2,232

Pharmaceuticals 1.66%

Jazz Pharmaceuticals plc (Ireland)*(c)	24,800	3,939
Mylan NV*	231,200	7,225
Total		11,164

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2018

Investments	Shares	Fair Value (000)
Professional Services 0.40%

ManpowerGroup, Inc.	35,100	$2,678

Real Estate Investment Trusts 0.31%

Equity Residential	31,900	2,072

Real Estate Management & Development 0.42%

Jones Lang LaSalle, Inc.	21,300	2,817

Road & Rail 0.67%

Ryder System, Inc.	81,700	4,519

Semiconductors & Semiconductor Equipment 1.39%

Marvell Technology Group Ltd.	181,300	2,975
Qorvo, Inc.*	86,700	6,373
Total		9,348

Software 0.61%

FireEye, Inc.*	223,500	4,133

Specialty Retail 1.43%

AutoZone, Inc.*	4,100	3,007
Burlington Stores, Inc.*	18,700	3,207
Penske Automotive Group, Inc.	76,700	3,404
Total		9,618

Technology Hardware, Storage & Peripherals 1.02%

NetApp, Inc.	87,500	6,868

Textiles, Apparel & Luxury Goods 0.41%

Ralph Lauren Corp.	21,200	2,748

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2018

Investments	Shares	Fair Value (000)
Trading Companies & Distributors 1.30%

Air Lease Corp.	140,700	$5,361
HD Supply Holdings, Inc.*	89,600	3,366
Total		8,727
Total Common Stocks (cost $709,344,787)		669,240

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.66%

Repurchase Agreement

Repurchase Agreement dated 10/31/2018, 1.25% due 11/1/2018 with Fixed Income Clearing Corp. collateralized by $4,550,000 of U.S. Treasury Note at 2.625% due 7/15/2021; value: $4,553,476; proceeds: $4,463,157 (cost $4,463,002)	$4,463	4,463
Total Investments in Securities 100.18% (cost $713,807,789)		673,703
Liabilities in Excess of Other Assets(d) (0.18)%		(1,195)
Net Assets 100.00%		$672,508

*	Non-income producing security.
(a)	Amount represents less than 1,000 shares.
(b)	Amount is less than $1,000.
(c)	Foreign security traded in U.S. dollars.
(d)	Liabilities in Excess of Other Assets include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at October 31, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
E-Mini S&P 500 Index	December 2018	28	Long	$3,815,384	$3,795,540	$(19,844)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2018

The following is a summary of the inputs used as of October 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$669,240	$—	$—	$669,240
Short-Term Investments
Repurchase Agreement	—	4,463	—	4,463
Total	$669,240	$4,463	$—	$673,703
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(20)	—	—	(20)
Total	$(20)	$—	$—	$(20)

(1)	Refer to Note 2(e) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended October 31, 2018.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Equity Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust was formed on May 1, 2001 and is organized as a Delaware statutory trust. The Trust consists of the following two funds (each, a “Fund” and collectively, the “Funds”): Lord Abbett Calibrated Large Cap Value Fund (“Calibrated Large Cap Value Fund”) and Lord Abbett Calibrated Mid Cap Value Fund (“Calibrated Mid Cap Value Fund”).

The investment objective of each Fund is total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Futures Contracts-Each Fund may purchase and sell index futures contracts to manage cash or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(d)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

Notes to Schedule of Investments (unaudited)(concluded)

(e)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;
•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of October 31, 2018 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

As of October 31, 2018, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund
Tax cost	$437,153,065	$726,262,044
Gross unrealized gain	30,463,019	33,874,490
Gross unrealized loss	(30,335,476)	(86,453,574)
Net unrealized security gain (loss)	$127,543	$(52,579,084)

The difference between book-basis and tax basis unrealized gains (losses) is attributable to the tax treatment of certain distribution, futures and wash sales.

4. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund entered into E-Mini S&P 500 Index futures contracts for the period ended October 31, 2018 (as described in note 2(c)) to manage cash. The Funds bear the risk that the underlying index will move unexpectedly, in which case each Fund may realize a loss. There is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of October 31, 2018, Calibrated Large Cap Value Fund and Calibrated Mid Cap Value Fund had index futures contracts with a cumulative unrealized depreciation of ($115,324) and ($19,844), respectively, which is included on the Schedule of Investments.

5. SUBSEQUENT EVENT

On October 31, 2018, the Board approved a proposal to reorganize Calibrated Large Cap Value Fund and Calibrated Mid Cap Value Fund into the Lord Abbett Fundamental Equity Fund (a Fund of Securities Trust) and Lord Abbett Mid Cap Stock Fund, respectively, in each case creating a single larger surviving fund. Each reorganization will require the approval of Calibrated Large Cap Value Fund’s or Calibrated Mid Cap Value Fund’s shareholders, as relevant, at a future shareholder meeting.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT EQUITY TRUST

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: December 21, 2018

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: December 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: December 21, 2018

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: December 21, 2018